INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 5 – INCOME TAXES
The effective income tax rate for the years ended December 31, 2012 and 2011 consisted of the following:

	2011	2010
Federal statutory income tax rate	(35.0%)	(35.0%)
Other	0.57%	(0.00%)
Permanent differences	0.02%	0.00%
Increase in valuation allowance	34.41%	35.00%
Net income tax provision (benefit)	-	-

The components of the deferred tax assets and liabilities as of December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Federal and state net operating loss carryovers	$1,118,955	$199,485
Mineral Property	119,639	12,969
Warrant Liability	-0-	394,344
Stock compensation	443,989	137,266
Accrued vacation	2,962	-0-
Reorganization Costs	-0-	49,886
Deferred tax asset	$1,685,545	$793,950

Deferred tax liabilities:
Warrant Liability	(480,165)	-0-
Total deferred liabilities	(480,165)	-0-

Net deferred tax asset	1,205,380	793,950
Less: valuation allowance	(1,205,380)	(793,950)

Deferred tax asset	$ -0-	$ -0-

The Company has approximately a $3,197,014 net operating loss carryover as of December 31, 2012.  The net operating loss may offset against taxable income through the year ended December 31, 2032.  A portion of the net operating loss carryover begins expiring in 2030 and may be subject to U.S. Internal Revenue Code Section 382 limitations.

The Company has provided a valuation allowance for the deferred tax asset as of December 31, 2012, as the likelihood of the realization of the tax benefits cannot be determined.  The valuation allowance increased by approximately $411,430 and $976,913 for the years ended December 31, 2012 and 2011, respectively.

The Company and our subsidiaries file annual US Federal income tax returns and annual income tax returns for the states of Arizona and Colorado. We are not subject to income tax examinations by tax authorities for years before 2010 for all returns. Income taxing authorities have conducted no formal examinations of our past Federal or state income tax returns and supporting records.